Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Summary of related-party transactions and balances

A summary of related-party transactions and balances with 4Catalyzer are as follows (in thousands):

	Year ended December 31,
	2022	2021	2020
Total incurred for operating expenses	$78	$583	$5,571

	December 31,
	2022	2021
Due from related parties	$145	$—
Due to related parties	—	88